Financial instruments - Fair value and risk management, Accounting Classification (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Assets not Measured at Fair Value [Abstract]
Financial assets, transfers out of Level 1 into Level 2	$ 0	$ 0
Financial assets, transfers out of Level 2 into Level 1	0	0
Financial assets, transfers into Level 3	0	0
Warrants Liability [Member] | Level 2 [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value	(7,965,416)	(75,827,403)
Warrants Liability [Member] | Mandatory at FVTPL [Member] | Level 2 [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value	(7,965,416)	(75,827,403)
Secured Bank Loans [Member]
Financial Liabilities not Measured at Fair Value [Abstract]
Financial liabilities	(10,692,727,662)	(11,143,359,504)
Secured Bank Loans [Member] | Mandatory at FVTPL [Member]
Financial Liabilities not Measured at Fair Value [Abstract]
Financial liabilities	0	0
Secured Bank Loans [Member] | Financial Liabilities at Amortized Cost [Member]
Financial Liabilities not Measured at Fair Value [Abstract]
Financial liabilities	(10,692,727,662)	(11,143,359,504)
Secured Bank Loans [Member] | Other Financial Liabilities [Member]
Financial Liabilities not Measured at Fair Value [Abstract]
Financial liabilities	0	0
Unsecured Bank Loans [Member]
Financial Liabilities not Measured at Fair Value [Abstract]
Financial liabilities	(26,917,279)	(30,840,922)
Unsecured Bank Loans [Member] | Mandatory at FVTPL [Member]
Financial Liabilities not Measured at Fair Value [Abstract]
Financial liabilities	0	0
Unsecured Bank Loans [Member] | Financial Liabilities at Amortized Cost [Member]
Financial Liabilities not Measured at Fair Value [Abstract]
Financial liabilities	(26,917,279)	(30,840,922)
Unsecured Bank Loans [Member] | Other Financial Liabilities [Member]
Financial Liabilities not Measured at Fair Value [Abstract]
Financial liabilities	0	0
Cash and Cash Equivalents and Restricted Cash [Member] | Level 1 [Member]
Financial Assets not Measured at Fair Value [Abstract]
Financial assets	273,739,514	970,414,857
Cash and Cash Equivalents and Restricted Cash [Member] | Financial Assets at Amortized Cost [Member] | Level 1 [Member]
Financial Assets not Measured at Fair Value [Abstract]
Financial assets	$ 273,739,514	$ 970,414,857